Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents (Note 4)	$ 57,415,350	$ 61,822,137
Marketable securities (Note 5)	83,575	177,945
Income tax receivable (Note 10)	8,682,839	10,798,291
Prepaid expense and other	573,411	747,872
Total current assets	66,755,175	73,546,245
Property, plant and equipment, net (Note 6)	2,514,552	6,470,722
Right of use asset	165,576	251,984
Total assets	69,435,303	80,268,951
Current Liabilities:
Accounts payable and accrued expenses (Note 3)	780,925	728,790
Lease liability	92,819	85,516
Contingent value rights (Note 3)	60,242
Total current liabilities	933,986	814,306
Lease liability	77,093	169,911
Total liabilities	$ 1,011,079	984,217
SHAREHOLDERS' EQUITY
Preferred Stock, Shares Issued	0
Common shares (Note 11)	$ 302,469,647	302,469,647
Contributed surplus	20,625,372	20,625,372
Stock options (Note 9)	21,409,668	20,752,893
Accumulated deficit	(276,080,463)	(264,563,178)
Total shareholders' equity	68,424,224	79,284,734
Total liabilities and shareholders' equity	$ 69,435,303	$ 80,268,951